Subsequent events (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended
	Sep. 30, 2021	Aug. 26, 2021 ARS ($) $ / shares	Sep. 23, 2021 ARS ($)	Aug. 09, 2021 ARS ($)	Aug. 02, 2021 ARS ($)	Jul. 21, 2020 USD ($)	Mar. 31, 2020 ARS ($)
Statement [Line Items]
Non-convertible notes issued						$ 38.4	$ 65,500,000
Subsequent Events [Member]
Statement [Line Items]
Non-convertible notes issued		$ 58,100,000
Exchange rate | $ / shares		$ 58.1
Fixed rate of non-convertible notes percentage		3.90%
Non-convertible notes percentage description		Series XIII: denominated in USD and payable in ARS at the applicable exchange rate for USD 58.1 at a fixed rate of 3.9%, with semiannual payments plus. The principal will be paid in three installments, counted from the date of issue: the first one - equal to 25% of the par value of the notes - payable on the date that is 12 (twelve) months after the Issue, on August 26, 2023; the second one - equal to 25% of the par value of the notes - payable on the date that is 30 (thirty) months after the Issue, on February 26, 2024 and the third one - equal to 50% of the par value of the notes - payable on the relevant due date, i.e. July 26, 2024. Price of issuance was 100.0% of the nominal value.
Exchange ratio approval description	Board of Directors has approved the exchange ratio, which has been established at 1.40 IRSA shares for each IRSA PC share, which is equivalent to 0.56 IRSA GDS for each ADS of IRSA PC.
Subsequent Events [Member] | Condor [Member]
Statement [Line Items]
Cash received from sale of hotel			$ 305,000,000
Subsequent Events [Member] | Mariano Acosta Plot [Member]
Statement [Line Items]
Price of sale of real estate parcels				$ 700,000.0
Signing amount received				500,000
Remaining balance on signing of deed				200,000
Subsequent Events [Member] | Merlo Plot [Member]
Statement [Line Items]
Price of sale of real estate parcels				700,000.0
Signing amount received				500,000
Remaining balance on signing of deed				$ 200,000
Subsequent Events [Member] | Hudson [Member]
Statement [Line Items]
Price of sale of real estate parcels					$ 600,000